Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Columbia Select Large Cap Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Select Large Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	150.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor's (S&P) 500 Index (the Index). The market capitalization range of the companies included within the Index was $3.3 billion to $758.8 billion as of May 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities such as warrants and rights and may invest in exchange-traded funds.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the information technology sector. Generally, the Fund anticipates holding between 45 and 65 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

			The Fund's investment strategy may involve the frequent trading of portfolio securities.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Convertible Securities Risk. Convertible debt securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund's income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund's return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

			The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 14.67% Worst 4th Quarter 2008 -20.25%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Select Large Cap Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.26%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.18%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 688
3 years		rr_ExpenseExampleYear03	944
5 years		rr_ExpenseExampleYear05	1,220
10 years		rr_ExpenseExampleYear10	2,003
1 year		rr_ExpenseExampleNoRedemptionYear01	688
3 years		rr_ExpenseExampleNoRedemptionYear03	944
5 years		rr_ExpenseExampleNoRedemptionYear05	1,220
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,003
2005	[5]	rr_AnnualReturn2005	5.90%
2006	[5]	rr_AnnualReturn2006	15.42%
2007	[5]	rr_AnnualReturn2007	9.97%
2008	[5]	rr_AnnualReturn2008	(35.89%)
2009	[5]	rr_AnnualReturn2009	24.00%
2010	[5]	rr_AnnualReturn2010	13.76%
2011	[5]	rr_AnnualReturn2011	(2.25%)
2012	[5]	rr_AnnualReturn2012	17.28%
2013	[5]	rr_AnnualReturn2013	30.51%
2014	[5]	rr_AnnualReturn2014	11.56%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.00%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.67%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.25%)
1 Year		rr_AverageAnnualReturnYear01	5.18%
5 Years		rr_AverageAnnualReturnYear05	12.35%
10 Years		rr_AverageAnnualReturnYear10	6.70%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
Columbia Select Large Cap Equity Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[6]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.01%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.93%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year		rr_ExpenseExampleYear01	$ 696
3 years		rr_ExpenseExampleYear03	923
5 years		rr_ExpenseExampleYear05	1,276
10 years		rr_ExpenseExampleYear10	2,138
1 year		rr_ExpenseExampleNoRedemptionYear01	196
3 years		rr_ExpenseExampleNoRedemptionYear03	623
5 years		rr_ExpenseExampleNoRedemptionYear05	1,076
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,138
1 Year		rr_AverageAnnualReturnYear01	5.96%
5 Years		rr_AverageAnnualReturnYear05	12.58%
10 Years		rr_AverageAnnualReturnYear10	6.53%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
Columbia Select Large Cap Equity Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[7]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.01%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.93%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 296
3 years		rr_ExpenseExampleYear03	623
5 years		rr_ExpenseExampleYear05	1,076
10 years		rr_ExpenseExampleYear10	2,331
1 year		rr_ExpenseExampleNoRedemptionYear01	196
3 years		rr_ExpenseExampleNoRedemptionYear03	623
5 years		rr_ExpenseExampleNoRedemptionYear05	1,076
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,331
1 Year		rr_AverageAnnualReturnYear01	9.86%
5 Years		rr_AverageAnnualReturnYear05	12.84%
10 Years		rr_AverageAnnualReturnYear10	6.54%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
Columbia Select Large Cap Equity Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.81%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.78%
1 year		rr_ExpenseExampleYear01	$ 80
3 years		rr_ExpenseExampleYear03	256
5 years		rr_ExpenseExampleYear05	447
10 years		rr_ExpenseExampleYear10	999
1 year		rr_ExpenseExampleNoRedemptionYear01	80
3 years		rr_ExpenseExampleNoRedemptionYear03	256
5 years		rr_ExpenseExampleNoRedemptionYear05	447
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 999
1 Year		rr_AverageAnnualReturnYear01	11.96%
5 Years		rr_AverageAnnualReturnYear05	14.11%
10 Years		rr_AverageAnnualReturnYear10	7.68%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select Large Cap Equity Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.86%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.83%
1 year		rr_ExpenseExampleYear01	$ 85
3 years		rr_ExpenseExampleYear03	271
5 years		rr_ExpenseExampleYear05	474
10 years		rr_ExpenseExampleYear10	1,058
1 year		rr_ExpenseExampleNoRedemptionYear01	85
3 years		rr_ExpenseExampleNoRedemptionYear03	271
5 years		rr_ExpenseExampleNoRedemptionYear05	474
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,058
1 Year		rr_AverageAnnualReturnYear01	12.01%
5 Years		rr_AverageAnnualReturnYear05	14.02%
10 Years		rr_AverageAnnualReturnYear10	7.63%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Select Large Cap Equity Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.26%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	1.18%
1 year		rr_ExpenseExampleYear01	$ 120
3 years		rr_ExpenseExampleYear03	392
5 years		rr_ExpenseExampleYear05	684
10 years		rr_ExpenseExampleYear10	1,516
1 year		rr_ExpenseExampleNoRedemptionYear01	120
3 years		rr_ExpenseExampleNoRedemptionYear03	392
5 years		rr_ExpenseExampleNoRedemptionYear05	684
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,516
1 Year		rr_AverageAnnualReturnYear01	11.59%
5 Years		rr_AverageAnnualReturnYear05	13.72%
10 Years		rr_AverageAnnualReturnYear10	7.38%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Select Large Cap Equity Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.77%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.01%
Less: Fee waivers and/or expense reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		rr_NetExpensesOverAssets	0.93%
1 year		rr_ExpenseExampleYear01	$ 95
3 years		rr_ExpenseExampleYear03	314
5 years		rr_ExpenseExampleYear05	550
10 years		rr_ExpenseExampleYear10	1,229
1 year		rr_ExpenseExampleNoRedemptionYear01	95
3 years		rr_ExpenseExampleNoRedemptionYear03	314
5 years		rr_ExpenseExampleNoRedemptionYear05	550
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,229
1 Year		rr_AverageAnnualReturnYear01	11.82%
5 Years		rr_AverageAnnualReturnYear05	13.96%
10 Years		rr_AverageAnnualReturnYear10	7.60%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 02, 1998
Columbia Select Large Cap Equity Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.43%
5 Years		rr_AverageAnnualReturnYear05	8.97%
10 Years		rr_AverageAnnualReturnYear10	4.89%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
Columbia Select Large Cap Equity Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.67%
5 Years		rr_AverageAnnualReturnYear05	9.03%
10 Years		rr_AverageAnnualReturnYear10	5.00%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
Columbia Select Large Cap Equity Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.71% and 0.06% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class B, Class C, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, 0.78% for Class I, 0.83% for Class R5, 1.18% for Class W and 0.93% for Class Z.
[5]	Year to Date return as of March 31, 2015: 2.00%
[6]	This charge decreases over time.
[7]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.